Performance Management - LAFFER|TENGLER Equity Income ETF	Nov. 26, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance History
Performance Narrative [Text Block]

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance. Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund, including its current NAV per share, is available by calling toll-free (833) 759-6110.

Performance Past Does Not Indicate Future [Text]	Investors should be aware that past performance before and after taxes is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for certain time periods as compared to a broad measure of market performance.
Bar Chart [Heading]	Annual Total Returns (calendar year ended 12/31)
Bar Chart [Table]
Bar Chart Closing [Text Block]

For the period January 1, 2025 through September 30, 2025, the total return for the Fund was 20.47%.

During the periods shown, the highest quarterly return was 8.40% (quarter ended 9/30/2024) and the lowest quarterly return was 0.02% (quarter ended 12/31/2024).

Year to Date Return, Label [Optional Text]	For the period January 1, 2025 through September 30, 2025, the total return for the Fund
Bar Chart, Year to Date Return	20.47%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	8.40%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	0.02%
Lowest Quarterly Return, Date	Dec. 31, 2024
Performance Table Heading	Average Annual Returns for Periods Ended December 31, 2024
Performance [Table]
Return Before Taxes	1 Year	Since Inception*
Fund	18.66%	16.02%
Return After Taxes on Distributions	18.36%	15.67%
Return After Taxes on Distributions and Sale of Fund Shares	11.24%	12.26%
S&P 500 Total Return PRIMARY INDEX	25.02%	22.93%
Russell 1000 Value Secondary Index	14.33%	12.74%
*	Fund commenced operations on August 8, 2023.

Performance Availability Phone [Text]	(833) 759-6110